SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Presentation
(a)	Basis of Presentation and Principles of Consolidation

On May 11, 2007, one of the Company’s subsidiaries and Melco Resorts Macau entered into a services and right to use agreement, as amended on June 15, 2012, together with related agreements (together, the “Services and Right to Use Arrangements”). Under these arrangements, Melco Resorts Macau deducts gaming tax and the costs of operation of Studio City Casino. The Group receives the residual gross gaming revenues and recognizes these amounts as revenues from provision of gaming related services.

In December 2015, certain of the Company’s subsidiaries entered into a master services agreement and related work agreements (collectively, the “Management and Shared Services Arrangements”) with certain of Melco’s subsidiaries with respect to services provided to and from Studio City.

Under the Management and Shared Services Arrangements, certain of the corporate and administrative functions as well as operational activities of the Group are administered by staff employed by certain Melco’s subsidiaries, including senior management services, centralized corporate functions and operational and venue support services. Payment arrangements for the services are provided for in the individual work agreements and may vary depending on the services provided. Corporate services are charged at pre-negotiated rates, subject to a base fee and cap. Senior management service fees and staff costs on operational services are allocated to the Group based on percentages of efforts on the services provided to the Group. Other costs in relation to shared office equipment are allocated based on a percentage of usage.

The Group believes the costs incurred under the Services and Right to Use Arrangements and the allocation methods under the Management and Shared Services Arrangements are reasonable and the consolidated financial statements reflect the Group’s cost of doing business. However, such allocations may not be indicative of the actual expenses the Group would have incurred had it operated as an independent company for the periods presented. Details of the services and related charges are disclosed in Note 14.

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Effective January 1, 2018, the Group adopted the accounting standards update on the classification and presentation of restricted cash in the statement of cash flows, using the retrospective method, and the updated classification and presentation are reflected for the years presented in the consolidated statements of cash flows. Details of the adoption of this guidance are disclosed in Note 2(v).

Use of Estimates
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.

Cash equivalents are placed with financial institutions with high-credit ratings and quality.

Restricted Cash
(e)	Restricted Cash

The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Group expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly consists of i) bank accounts that are restricted for withdrawals and for payment of project costs or debt servicing associated with borrowings under the respective senior notes and credit facilities; and ii) collateral bank accounts associated with borrowings under the credit facilities.

Accounts Receivable and Credit Risk
(f)	Accounts Receivable and Credit Risk

Accounts receivable, including hotel and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximate fair values. The allowance is estimated based on specific reviews of customer accounts as well as management’s experience with collection trends in the industry and current economic and business conditions. Management believes that as of December 31, 2018 and 2017, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in, first-out, weighted average and specific identification methods.

Property and Equipment
(h)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of Studio City, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as Studio City’s facilities are completed and opened.

Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Buildings	4 to 40 years
Furniture, fixtures and equipment	2 to 15 years
Leasehold improvements	4 to 10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

Other Long-term Assets
(i)	Other Long-term Assets

Other long-term assets, represent the payments for the future economic benefits of certain plant and equipment for the operations of the Studio City Casino transferred from Melco Resorts Macau to the Group pursuant to the Services and Right to Use Arrangements (the “Studio City Gaming Assets”), are stated at cost, net of accumulated amortization, and impairment losses, if any. The legal ownerships of the Studio City Gaming Assets are retained by Melco Resorts Macau. An item of the Studio City Gaming Assets is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of an item of the Studio City Gaming Assets. Any gain or loss arising on the disposal or retirement of an item of the Studio City Gaming Assets is determined as the difference between the sale proceeds and the carrying amount of an item of the Studio City Gaming Assets and is recognized in the consolidated statements of operations.

Amortization is recognized so as to write off the cost of the Studio City Gaming Assets using straight-line method over the respective estimated useful lives of the Studio City Gaming Assets, ranging from 2 to 10 years.

Capitalized Interest
(j)	Capitalized Interest

Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $160,508, $159,918 and $159,236, of which no interest expenses were capitalized during the years ended December 31, 2018, 2017 and 2016, respectively.

Impairment of Long-lived Assets
(k)	Impairment of Long-lived Assets

The Group evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Group then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.

During the year ended December 31, 2017, impairment loss of $19,645 was recognized, mainly due to reconfigurations and renovations at Studio City, and included in the consolidated statements of operations. No impairment loss was recognized during the years ended December 31, 2018 and 2016.

Deferred Financing Costs
(l)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expenses over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in long-term prepayments, deposits and other assets in the consolidated balance sheets. All other deferred financing costs are presented as a reduction of long-term debt in the consolidated balance sheets.

Land Use Right
(m)	Land Use Right
Land use right is recorded at cost less accumulated amortization. Amortization is provided over the estimated term of the land use right of 40 years on a straight-line basis.
Revenue Recognition

(n)	Revenue Recognition

On January 1, 2018, the Group adopted Accounting Standards Codification 606, Revenue from Contracts with Customers, using the modified retrospective method. The Group’s revenues from contracts with customers consist of provision of gaming related services, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Revenues from provision of gaming related services represent revenues arising from the provision of facilities for the operations of Studio City Casino and services related thereto pursuant to the Services and Right to Use Arrangements, under which Melco Resorts Macau operates the Studio City Casino. Melco Resorts Macau deducts gaming tax and the costs incurred in connection with the operations of Studio City Casino pursuant to the Services and Right to Use Arrangements, including the standalone selling prices of complimentary services within Studio City provided to the Studio City gaming patrons, from the Studio City Casino gross gaming revenues. The Group recognizes the residual amount as revenues from provision of gaming related services. The Group has concluded that it is not the controlling entity to the arrangements and recognizes the revenues from provision of gaming related services on a net basis.

Non-gaming revenues include services provided for cash consideration and services provided on a complimentary basis to the gaming patrons at Studio City. The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Group are excluded from revenues. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Group are allocated to each good or service based on its relative standalone selling price.

Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in mall revenues and are recognized over the terms of the related agreements on a straight-line basis.

Contract and Contract-Related Liabilities

In providing goods and services to its customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability. The Group’s primary type of liabilities related to contracts with customers is advance deposits on rooms and advance ticket sales which represent cash received in advance for goods or services to be provided in the future. These amounts are included in accrued expenses and other current liabilities on the consolidated balance sheets and will be recognized as revenues when the goods or services are provided or the events are held. Decreases in this balance generally represent the recognition of revenues and increases in the balance represent additional deposits made by customers. The deposits are expected to primarily be recognized as revenues within one year. Advance customer deposits and ticket sales of $4,380 as of December 31, 2018 decreased by $29 from the balance of $4,409 as of January 1, 2018.

The major changes from the previous basis, as a result of the adoption of the new revenue standard are summarized in Note 2(v).

Pre-opening Costs
(o)	Pre-opening Costs

Pre-opening costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up operations and are expensed as incurred. During the years ended December 31, 2018, 2017 and 2016, the Group incurred pre-opening costs in connection with the development and other one-off activities related to the marketing of new facilities and operations of Studio City.

Advertising and Promotional Costs
(p)	Advertising and Promotional Costs

The Group expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $28,009, $23,854 and $20,989 for the years ended December 31, 2018, 2017 and 2016, respectively.

Foreign Currency Transactions and Translations
(q)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”) or the Macau Pataca, respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive loss.

Income Tax
(r)	Income Tax

The Group is subject to income taxes in Macau and Hong Kong where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
(s)	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share

Basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the year.

Diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the year adjusted to include the number of additional Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted method is applied for the potential dilutive effect of the exchange of Class B ordinary share for the proportionate number of Class A ordinary share. During the years ended December 31, 2018, 2017 and 2016, there were no potentially dilutive securities issued or outstanding.

Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share does not include Class B ordinary share as such share do not participate in the loss of the Company. As a result, Class B ordinary share are not considered participating securities and are not included in the weighted average share outstanding for purposes of computing net loss attributable to Studio City International Holdings Limited per share. For the calculation of net loss attributable to Studio City International Holdings Limited per Class A ordinary share for periods prior to the Offering, including the year ended December 31, 2018 for which a portion of the period preceded the Offering, the Company has retrospectively presented net loss attributable to Studio City International Holdings Limited per Class A ordinary share and the share capital as if the Organizational Transactions had occurred at the beginning of the earliest period presented. Such retrospective presentation reflects the redesignation of the then issued 18,127.94 ordinary shares of $1 par value each into 181,279,400 Class A ordinary shares of $0.0001 par value each. For periods prior to the Offering date, the retrospective presentation does not include the exchange of 72,511,760 Class A ordinary shares into 72,511,760 Class B ordinary shares of $0.0001 par value each and the issuance of 115,000,000 Class A ordinary shares in the Offering.

Accounting for Derivative Instruments and Hedging Activities
(t)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the Group’s prior senior secured credit facilities agreement. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or comprehensive loss, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields. All outstanding interest rate swap agreements expired during the year ended December 31, 2016.

Comprehensive Loss and Accumulated Other Comprehensive (Loss) Income
(u)	Comprehensive Loss and Accumulated Other Comprehensive (Loss) Income

Comprehensive loss includes net loss, foreign currency translation adjustments and changes in fair values of interest rate swap agreements and is reported in the consolidated statements of comprehensive loss.

As of December 31, 2018 and 2017, the Group’s accumulated other comprehensive (loss) income consisted solely of foreign currency translation adjustment.

Recent Changes in Accounting Standards

(v)	Recent Changes in Accounting Standards

Newly Adopted Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update (as subsequently amended) which outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance (“New Revenue Standard”). The core principle of this new revenue recognition model is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows arising from an entity’s contracts with customers.

On January 1, 2018, the Group adopted the New Revenue Standard using the modified retrospective method applying to those contracts not yet completed as of January 1, 2018. The Group recognized the cumulative effect of adopting the New Revenue Standard as an adjustment to the opening balance of accumulated losses. Amounts for the periods beginning on or after January 1, 2018 are presented under the New Revenue Standard, while prior period amounts are not adjusted and continue to be reported in accordance with the previous basis. The major changes as a result of the adoption of the New Revenue Standard are as follows:

(1)

Complimentary services provided to Studio City Casino’s gaming patrons are deducted from the gross gaming revenues and are measured based on stand-alone selling prices under the New Revenue Standard, replacing the previously used retail values. The non-gaming revenues associated with the provision of these complimentary services are measured on the same basis. The change impacts the amount of revenues from the provision of gaming related services received by the Group with corresponding changes to the non-gaming revenues.

(2)

The New Revenue Standard changes the measurement basis for the non-discretionary incentives (including the loyalty program) provided to Studio City Casino’s gaming patrons, as administered by Melco Resorts Macau, from previously used estimated costs to standalone selling prices. The non-discretionary incentives are deducted from the gross gaming revenues by Melco Resorts Macau and impact the amount of revenues from provision of gaming related services received by the Group. Similarly, the redemption of non-discretionary incentives for non-gaming services provided by the Group are measured on the same basis. At the adoption date on January 1, 2018, the Group recognized an increase to the opening balance of accumulated losses of $3,332 with a corresponding decrease in amounts due from affiliated companies.

The amounts of affected financial statement line items for the current period before and after the adoption of the New Revenue Standard are as follows:

	Year Ended December 31, 2018
Statement of Operations	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Operating Revenues
Provision of gaming related services	$339,924	$340,091	$(167)
Rooms	88,317	87,657	660
Food and beverage	65,904	65,512	392
Entertainment	12,073	13,125	(1,052)
Net income attributable to participation interest	853	861	(8)
Net loss attributable to Studio City International Holdings Limited	21,598	21,439	159
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	0.113	0.112	0.001

	As at December 31, 2018
Balance Sheet	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Current Assets
Amounts due from affiliated companies	$42,339	$45,838	$(3,499)
Shareholders’ Equity and Participation Interest
Additional paid-in capital	$1,655,602	$1,654,833	$769
Accumulated losses	798,098	794,607	3,491
Participation interest	252,929	253,706	(777)

In August 2016, the FASB issued an accounting standards update which amended the guidance on the classification of certain cash receipts and payments in the statement of cash flows. The guidance was effective as of January 1, 2018 and the Group adopted this new guidance on a retrospective basis. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.

In November 2016, the FASB issued an accounting standards update which amended and clarified the guidance on the classification and presentation of restricted cash in the statement of cash flows. The guidance required that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Accordingly, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance was effective as of January 1, 2018 and the Group adopted this new guidance on a retrospective basis. The adoption of this guidance impacted the presentation and classification of restricted cash in the statements of cash flows. For the years ended December 31, 2017 and 2016, substantially all of the changes in restricted cash of $67 and $266,633, respectively, were previously reported within net cash used in investing activities in the consolidated statements of cash flows. For the years ended December 31, 2017 and 2016, substantially all of the changes in restricted cash of $64 and $2,082, respectively, were previously reported within net cash used in investing activities in the condensed statements of cash flows included in Schedule 1.

Recent Accounting Pronouncement Not Yet Adopted:

In February 2016, the FASB issued an accounting standards update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscal years beginning after December 15, 2018, with early adoption permitted. In July 2018, the FASB issued an accounting standards update which provides entities with an additional transition method to adopt the new leases standard. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease components if certain conditions are met. The Group has adopted this guidance using the modified retrospective method, recognizing the cumulative effect of initially applying the guidance at the date of initial application on January 1, 2019. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any existing leases as of the adoption date. While the Group is currently assessing the quantitative impact the guidance will have on its consolidated financial statements and related disclosures, the Group expects the most significant changes will be related to the recognition of right-of-use assets and lease liabilities for operating leases on the Group’s consolidated balance sheet, with no material impact to net income or cash flows.

Parent Company [Member]
Basis of Presentation
2.	Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.